Earnings per share (Tables)	12 Months Ended
Dec. 31, 2018
Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure Of Earnings per share [Line Items]
Disclosure detailed information about earnings per share [Text Block]
Basic and diluted earnings per share are calculated by dividing earnings by the weighted-average number of outstanding shares during the period. Basic and diluted earnings per common share have been determined as follows:

	For the year ended December 31, 2018	For the year ended December 31, 2017	For the year ended December 31, 2016
	US$	US$	US$

Profit for the period (US$)	119,710,000	349,881,000	340,907,000
Weighted average number of share outstanding (Note 12(a))	350,056,012	350,056,012	350,056,012
Basic and diluted earnings per share (US$)	0.342	1.000	0.974